Commitments	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Commitments

34	Commitments

The Company has agreements to manage and maintain its activities, as well as to build new projects aiming at achieving the objectives proposed in its target plan. The main unrecognized committed amounts as of December 31, 2024, are as follows:

	1 year	1-3 years	3-5 years	More than 5 years	Total
Contractual obligations – Expenses	2,187,670	2,057,845	1,397,956	4,049,054	9,692,525
Contractual obligations – Investments	4,203,686	7,373,479	539,247	116,538	12,232,950
Total	6,391,356	9,431,324	1,937,203	4,165,592	21,925,475